Fair Values of Assets and Liabilities - Assets Measured at Fair Value on a Non-recurring Basis (Detail) (Fair Value Measurements Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value assets measured on non recurring basis, total losses	$ (1,912)	$ (1,443)
Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value assets measured on non recurring basis, total losses	(1,499)	(1,025)
Foreclosed Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value assets measured on non recurring basis, total losses	(413)	(418)
Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets Fair Value Disclosure
Level 1 [Member] | Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets Fair Value Disclosure
Level 1 [Member] | Foreclosed Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets Fair Value Disclosure
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets Fair Value Disclosure
Level 2 [Member] | Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets Fair Value Disclosure
Level 2 [Member] | Foreclosed Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets Fair Value Disclosure
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets Fair Value Disclosure	9,390	10,471
Level 3 [Member] | Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets Fair Value Disclosure	8,000	7,867
Level 3 [Member] | Foreclosed Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets Fair Value Disclosure	$ 1,390	$ 2,604